Expenses	12 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Expenses	Expenses
Loss before income tax expense included the following expenses:

	Fiscal Year Ended June 30,
	2021	2020	2019
	(U.S. $ in thousands)
Depreciation:
Equipment	$2,150	$2,077	$1,336
Computer hardware and software	1,897	1,096	1,476
Furniture and fittings	3,442	3,000	2,031
Leasehold improvements	16,053	13,563	8,604
Total depreciation	23,542	19,736	13,447
Amortization:
Patents and trademarks	1,124	5,377	7,796
Customer relationships	8,939	8,086	21,015
Acquired developed technology	21,691	29,072	27,990
Total amortization	31,754	42,535	56,801
Total depreciation and amortization	$55,296	$62,271	$70,248
Employee benefits expense:
Salaries and wages	637,143	$467,718	$350,450
Variable compensation	106,835	82,851	63,057
Payroll taxes	68,543	53,189	42,020
Share-based payment expense	385,732	313,395	257,762
Defined contribution plan expense	39,116	29,783	22,566
Contractor expense	26,589	35,343	27,263
Other	83,350	63,362	53,654
Total employee benefits expense	$1,347,308	$1,045,641	$816,772
Impairment:
Right of use assets	3,759	—	—
Property and equipment	3,676	—	—
Total impairment	$7,435	$—	$—
The impairment charge is related to our leased office space. During fiscal year 2021, the Group made the decision to early terminate one of our office leases. The recoverable amount of the related lease assets including right-of-use assets and leasehold improvement was determined to be zero. The impairment charge has been classified within the statement of operations as follows:

Fiscal Year Ended June 30, 2021
(U.S. $ in thousands)
Cost of revenues	$1,710
Research and development	3,217
Marketing and sales	195
General and administrative	2,313